Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

March 31, 2020

		Shares	Value
Equities	91.6%
Alternative Energy	1.5%
Ameresco, Inc.*		40,608	$691,554

Back Office Support, Human Resources & Consulting	2.7%
CRA International, Inc.		18,800	628,108
Huron Consulting Group, Inc.*		14,000	635,040
			1,263,148

Banks - Diversified	1.8%
Enterprise Financial Services Corp.		19,700	549,827
First Foundation, Inc.		26,300	268,786
			818,613

Banks - Savings, Thrifts & Mortgage	1.3%
Meta Financial Group, Inc.		27,300	592,956

Biotechnology	8.8%
Baudax Bio, Inc.*		79,660	197,557
Castle Biosciences, Inc.*		43,700	1,302,697
Coherus Biosciences, Inc.*		32,800	532,016
Collegium Pharmaceutical, Inc*.		46,000	751,180
Pfenex, Inc.*		45,200	398,664
Recro Pharma, Inc.*		104,100	850,497
			4,032,611

Building Materials	1.0%
Griffon Corp.		36,800	465,520

Commercial Services - Rental & Leasing	1.5%
McGrath RentCorp.		12,900	675,702

Commercial Vehicles & Parts	1.6%
Spartan Motors, Inc.*		57,700	744,907

Communications Technology	4.6%
Bandwidth, Inc.*		13,249	891,525
Comtech Telecommunications Corp.		13,700	182,073
Digi International, Inc.*		60,400	576,216
Harmonic, Inc.*		80,600	464,256
			2,114,070

Computer Services Software & Systems	20.6%
Bottomline Technologies (DE), Inc.*		22,400	820,960
ChannelAdvisor Corp.*		80,000	580,800
Digital Turbine, Inc.*		162,000	698,220
EverQuote, Inc.*		22,300	585,375
Limelight Networks, Inc.*		207,300	1,181,610
Model N, Inc.*		39,200	870,632
OneSpan, Inc.*		70,700	1,283,205
Perficient, Inc.*		22,500	609,525
Telaria, Inc.*		166,800	1,000,800
The Rubicon Project, Inc.*		146,200	811,410
Upland Software, Inc.*		21,900	587,358
Zix Corp.*		100,600	433,586
			9,463,481

Computer Technology	0.8%
Impinj, Inc.*		21,000	350,910

Diversified Manufacturing Operations	3.1%
Federal Signal Corp.		22,500	613,800
Inmode Ltd.*		37,000	795,500
			1,409,300
Education Services	2.4%
Perdoceo Education Corp.*		100,959	1,089,348

Engineering & Contracting Services	1.1%
MYR Group, Inc.*		18,800	492,372

Financial Data & Systems	1.2%
Cardtronics PLC.*		25,900	541,828

Home Building	0.7%
M/I Homes, Inc.*		19,500	322,335

Healthcare Management Services	1.1%
Computer Programs & Systems, Inc.*		22,700	505,075

Healthcare Services	3.3%
Addus HomeCare Corp.*		14,100	953,160
The Ensign Group, Inc.		14,500	545,345
			1,498,505

Insurance - Multi-Line	3.2%
eHealth, Inc.*		10,500	1,478,610

Leisure Time	0.5%
Clarus Corp.		21,400	209,720

Machinery - Industrial	1.1%
Tennant Co.		8,800	509,960

Medical & Dental Instruments & Supplies	1.0%
Antares Pharma, Inc.*		200,600	473,416

Medical Equipment	3.2%
Accuray, Inc.*		213,300	405,270
Oxford Immunotec Global PLC*		47,300	437,998
Tactile Systems Technology, Inc.*		16,000	642,560
			1,485,828

Metal Fabricating	1.3%
Northwest Pipe Co.*		27,500	611,875

Pharmaceuticals	1.1%
BioDelivery Sciences International, Inc.*		133,900	507,481

Production Technology Equipment	4.3%
Axcelis Technologies, Inc.*		72,200	1,321,982
Ultra Clean Hldgs., Inc.*		46,900	647,220
			1,969,202

Recreational Vehicles & Boats	2.0%
Malibu Boats, Inc.*		24,200	696,718
MasterCraft Boat Hldgs., Inc.*		30,100	219,730
			916,448

Scientific Instruments - Control & Filter	4.0%
LiqTech International, Inc.*		252,980	1,085,284
Napco Security Technologies, Inc.*		49,637	752,993
			1,838,277

Scientific Instruments - Electrical	0.9%
Allied Motion Technologies, Inc.		16,500	391,050

Scientific Instruments - Gauges & Meters	1.9%
FARO Technologies, Inc.*		19,600	872,200

Semiconductors & Components	3.1%
Adesto Technologies Corp.*		68,200	763,158
CEVA, Inc.*		27,000	673,110
			1,436,268

Specialty Retail	2.0%
Boot Barn Hldgs., Inc.*		30,400	393,072
Zumiez, Inc.*		31,000	536,920
			929,992

Technology - Miscellaneous	1.6%
Camtek Ltd.*		93,400	786,428

Textile Products	1.3%
Crocs, Inc*		37,700	640,523

Total Equities
(Cost: $51,943,175)			$42,129,513

Total Investments	91.6%
(Cost: $51,943,175)			$42,129,513

Other Assets Less Liabilities	8.4%		3,868,330

Net Assets - 100%			$45,997,843

* Non-income producing security during the period ended March 31, 2020

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2020

		Shares	Value
Equities	88.3%

Aerospace	1.0%
Aerojet Rocketdyne Hldgs., Inc.*		2,100	$87,843

Back Office Support, Human Resources, & Consulting	2.8%
Huron Consulting Group, Inc.*		2,400	108,864
TTEC Hldgs., Inc.		3,600	132,192
			241,056

Banks - Diversified	1.0%
Enterprise Financial Services Corp.		3,100	86,521

Banks- Savings, Thrift & Mortgage Lending	0.9%
Meta Financial Group, Inc.		3,700	80,364

Biotechnology	3.9%
Baudax Bio, Inc.*		11,960	29,661
Coherus Biosciences, Inc.*		3,300	53,526
Collegium Pharmaceutical, Inc*.		8,200	133,906
Recro Pharma, Inc.*		15,400	125,818
			342,911

Building Materials	3.4%
Gibraltar Industries, Inc.*		2,600	111,592
Masonite International Corp.*		1,600	75,920
Trex Co., Inc.*		1,400	112,196
			299,708

Commercial Finance & Mortgage Companies	0.7%
PennyMac Financial Services, Inc.		2,600	57,486

Commercial Services - Rental & Leasing	2.2%
McGrath RentCorp.		2,400	125,712
Mobile Mini, Inc.		2,500	65,575
			191,287

Communications Technology	1.9%
Bandwidth, Inc.*		2,400	161,496

Computer Services Software & Systems	18.8%
Bottomline Technologies (DE), Inc.*		4,600	168,590
CACI International, Inc.*		900	190,035
Commvault Systems, Inc.*		3,300	133,584
CyberArk Software Ltd.*		1,300	111,228
Mercury Systems, Inc.*		2,300	164,082
Model N, Inc.*		6,100	135,481
Rapid7, Inc.*		2,200	95,326
SPS Commerce, Inc.*		3,400	158,134
SVMK, Inc.*		8,700	117,537
Synnex Corp.		1,600	116,960
The Rubicon Project, Inc.*		23,800	132,090
Upland Software, Inc.*		4,100	109,962
			1,633,009

Consumer Lending	1.0%
Navient Corp.		11,300	85,654

Consumer Services - Miscellaneous	1.8%
Stamps.com, Inc.*		1,200	156,096

Containers & Packaging	1.0%
Graphic Packaging Hldg. Co.		7,000	85,400

Diversified Manufacturing Operations	1.7%
Inmode Ltd.*		7,000	150,500

Education Services	5.0%
Chegg, Inc.*		3,300	118,074
Perdoceo Education Corp.*		19,200	207,168
Strategic Education, Inc.		800	111,808
			437,050

Energy Equipment	1.6%
Arcosa, Inc.		3,500	139,090

Financial Data & Systems	0.9%
Cardtronics PLC*		3,700	77,404

Forest Products	1.2%
Universal Forest Products, Inc.		2,900	107,851

Healthcare Facilities	0.9%
Select Medical Hldgs. Corp.*		5,400	81,000

Healthcare Services	6.3%
Addus HomeCare Corp.*		1,900	128,440
Amedisys, Inc.*		500	91,770
Livongo Health, Inc.*		5,700	162,621
The Ensign Group, Inc.		4,500	169,245
			552,076

Home Building	0.8%
M/I Homes, Inc.*		4,200	69,426

Insurance - Multi-Line	3.2%
eHealth, Inc.*		2,000	281,640

Machinery - Industrial	0.6%
Chart Industries, Inc.*		1,900	55,062

Medical & Dental Instruments & Supplies	2.5%
CONMED Corp.		1,300	74,451
NuVasive, Inc.*		2,800	141,848
			216,299

Medical Equipment	4.5%
Tactile Systems Technology, Inc.*		2,900	116,464
Tandem Diabetes Care, Inc.*		4,300	276,705
			393,169

Medical Services	1.1%
NeoGenomics, Inc.*		3,600	99,396

Personal Care	0.8%
Helen of Troy Ltd.*		500	72,015

Production Technology Equipment	3.1%
Axcelis Technologies, Inc.*		7,800	142,818
Ultra Clean Hldgs., Inc.*		9,400	129,720
			272,538

Radio & TV Broadcasters	1.8%
Gray Television, Inc.*		14,200	152,508

Recreational Vehicles & Boats	1.3%
Malibu Boats, Inc.*		3,900	112,281

Scientific Instruments - Gauges & Meters	1.2%
Itron, Inc.*		1,800	100,494

Semiconductors & Components	4.7%
Cabot Microelectronics Corp.		800	91,312
Inphi Corp.*		2,800	221,676
Lattice Semiconductor Corp.*		5,100	90,882
			403,870

Telecommunications Equipment	2.0%
Viavi Solutions, Inc.*		14,500	162,545

Textiles Apparel & Shoes	2.7%
Crocs, Inc.*		8,700	147,813
Deckers Outdoor Corp.*		600	80,400
			228,213

Total Equities
(Cost: $8,702,208)			$7,673,258

Total Investments	88.3%
(Cost: $8,702,208)			$7,673,258

Other Assets Less Liabilities	11.7%		1,021,085

Net Assets - 100%			$8,694,343

* Non-income producing security during the period ended March 31, 2020

Oberweis Small-Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2020

		SHARES	VALUE
Equities	93.0%

Advertising Agencies	0.1%
National Cinemedia, Inc.		4,300	$14,018

Aerospace	1.2%
Triumph Group, Inc.		23,820	161,023

Air Transport	3.0%
Air Transport Services Group, Inc.*		13,800	252,264
SkyWest, Inc.		6,100	159,759
			412,023

Aluminum	0.5%
Kaiser Aluminum Corp.*		1,100	76,208

Asset Management & Custodian	0.6%
Virtus Investment Partners, Inc.		1,100	83,721

Auto Parts	1.5%
Dana, Inc.		27,300	213,213

Back Office Support, Human Resources & Consulting	1.0%
Kforce, Inc.*		1,400	35,798
TriNet Group, Inc.*		2,700	101,682
			137,480

Banks - Diversified	18.3%
Associated Banc-Corp		18,940	242,243
Cadence BanCorp.*		9,600	62,880
CenterState Bank Corp.		7,100	122,333
Central Pacific Financial Corp.		20,880	331,992
Farmers National Bank Corp.		10,500	122,115
Fulton Financial Corp.		22,900	263,121
Hancock Whitney Corp.		6,375	124,440
Hope Bancorp, Inc.		29,600	243,312
Old National Bancorp		27,700	365,363
Simmons First National Corp.		18,068	332,451
Triumph Bancorp, Inc.*		12,900	335,400
			2,545,650

Biotechnology	0.7%
Emergent BioSolutions, Inc.*		1,800	104,148

Building - Climate Control	0.3%
Comfort Systems USA, Inc.*		1,100	40,205

Building Materials	0.4%
Quanex Building Products Corp.		5,500	55,440

Casinos & Gambling	0.4%
Red Rock Resorts, Inc.		5,870	50,189

Chemicals - Diversified	1.6%
AdvanSix, Inc.*		7,400	70,596
Ingevity Corp.*		1,100	38,720
PolyOne Corp.		5,700	108,129
			217,445

Commercial Finance & Mortgage	2.9%
Radian Group, Inc.		18,600	240,870
Walker & Dunlop, Inc.		4,166	167,765
			408,635

Commercial Vehicles & Parts	2.0%
Oshkosh Corp.		4,410	283,695

Communications Technology	1.3%
ADTRAN, Inc.*		12,500	96,000
Comtech Telecommunications Corp.		6,800	90,372
			186,372

Computer Services Software & Systems	5.4%
Blucora, Inc.*		3,400	40,970
Caci International, Inc.*		700	147,805
ePlus, Inc.*		2,100	131,502
Science Applications International Corp.		3,800	283,594
Zix Corp.*		35,694	153,841
			757,712

Construction	1.6%
Granite Construction, Inc.		14,900	226,182

Consumer Electronics	0.6%
Fitbit, Inc.*		13,000	86,580

Consumer Lending	0.2%
Navient Corp.		4,200	31,836

Consumer Staples - Miscellaneous	0.5%
Spectrum Brands Hldgs., Inc.		2,100	76,377

Containers & Packaging	2.3%
Graphic Packaging Hldg. Co.		14,300	174,460
Greif, Inc.		3,288	102,224
Sealed Air Corp.*		1,600	39,536
			316,220

Diversified Financial Services	2.2%
Stifel Financial Corp.		7,550	311,664

Diversified Manufacturing Operations	1.0%
Federal Signal Corp.		4,880	133,126

Drug & Grocery Store Chains	0.3%
Ingles Markets, Inc.*		1,200	43,392

Electronic Component	0.6%
Methode Electronics, Inc.*		3,000	79,290

Engineering & Contracting Services	2.8%
AECOM*		2,600	77,610
MasTec, Inc.*		9,600	314,208
			391,818

Financial Data & Systems	0.6%
Corelogic, Inc.		2,900	88,566

Glass	0.5%
Apogee Enterprises, Inc.		3,600	74,952

Healthcare Facilities	1.9%
National HealthCare Corp.		3,700	265,401

Healthcare Services	1.7%
Allscripts Healthcare Solutions, Inc.*		14,700	103,488
The Ensign Group, Inc.		3,400	127,874
			231,362

Home Building	0.8%
Green Brick Partners, Inc.*		14,333	115,381

Insurance- Life	1.9%
CNO Financial Group, Inc.		21,630	267,996

Insurance- Property-Casualty	2.5%
Heritage Insurance Hldgs., Inc.		32,493	348,000

Leisure Time	0.5%
Churchill Downs, Inc.*		700	72,065

Machinery - Agricultural	1.6%
Agco Corp.		4,650	219,713

Machinery - Construction & Handling	1.0%
Hyster-Yale Materials Handling, Inc.		1,900	76,171
Terex Corp.		4,500	64,620
			140,791

Medical & Dental Instruments & Supplies	0.2%
Meridian Bioscience, Inc.*		3,799	31,912

Metal Fabricating	1.3%
MRC Global, Inc.*		11,200	47,712
Timken Co.		4,100	132,594
			180,306

Metals & Minerals - Diversified	0.3%
Cleveland-Cliffs, Inc.		9,800	38,710

Oil Crude Producer	1.7%
Cabot Oil & Gas Corp.*		4,500	77,355
Gulfport Energy Corp.*		44,300	19,700
W&T Offshore, Inc.*		83,000	141,100
			238,155

Oil Refining & Marketing	0.6%
Delek US Hldgs, Inc.		2,800	44,128
PBF Energy, Inc.		5,800	41,064
			85,192

Oil Well Equipment & Services	0.4%
Dril-Quip, Inc.*		1,700	51,850

Photography	0.4%
IMAX Corp.*		6,100	55,205

Production Technology Equipment	0.3%
Photronics, Inc.*		4,500	46,170

Radio & TV Broadcasters	0.1%
Entercom Communications Corp.		9,700	16,587

Semiconductors & Components	1.9%
Vishay Intertechnology, Inc.		18,100	260,821

Shipping	0.8%
Matson, Inc.		3,780	115,744

Specialty Retail	3.4%
American Eagle Outfitters, Inc.		11,100	88,245
Genesco, Inc.*		2,600	34,684
Williams-Sonoma, Inc.		8,320	353,766
			476,695
Steel	1.9%
Carpenter Technology Corp.		9,750	190,125
Steel Dynamics, Inc.		3,200	72,128
			262,253

Technology - Miscellaneous	3.0%
Benchmark Electronics, Inc.		6,100	121,939
Jabil, Inc.		5,700	140,106
Plexus Corp.*		2,800	152,768
			414,813
Textiles Apparel & Shoes	2.0%
PVH Corp.		1,200	45,168
Wolverine World Wide, Inc.		15,150	230,280
			275,448

Truckers	1.3%
Werner Enterprises, Inc.		4,700	170,422

Utilities - Electrical	1.9%
Portland General Electric Co.		5,400	258,876

Utilities - Gas Distributors	4.0%
New Jersey Resources Corp.		8,300	281,951
Southwest Gas Hldgs., Inc.		3,950	274,762
			556,713

Utilities - Telecommunications	1.2%
Iridium Communications, Inc.*		7,100	158,543

Total Equities
(Cost: $17,954,876)			$12,962,304

Real Estate Investment Trusts	7.1%
Diversified	0.6%
EPR Properties		3,200	77,504

Healthcare	3.3%
National Health Investors, Inc.		3,765	186,443
Physicians Realty Trust		19,381	270,171
			456,614

Industrial	0.6%
Monmouth Real Estate Investment Corp.		7,300	87,965

Lodging & Resort	2.2%
Ryman Hospitality Properties, Inc.		8,605	308,489

Office	0.4%
Hudson Pacific Properties, Inc.		2,100	53,255

Total Real Estate Investment Trusts			$983,827
(Cost: $1,175,948)

Total Investments	100.1%		$13,946,131
(Cost: $19,130,824)

Other Liabilities Less Assets	-0.1%		(8,009)

Net Assets - 100%			$13,938,122

* Non-income producing security during the period ended March 31, 2020

Oberweis Global Opportunities Fund

Schedule Of Investments (unaudited) (a)

March 31, 2020

		Shares	Value
Equities	94.6%
Australia	0.9%
Afterpay Touch Group Ltd.*		25,000	$290,702

Brazil	1.4%
Arco Platform Ltd.*		7,700	325,402
Linx SA*		50,000	160,216
			485,618

Canada	1.0%
Element Fleet Management Corp.		52,900	336,804

China	9.3%
A-Living Services Co. Ltd.*		76,250	365,678
GDS Hldgs. Ltd.*		15,800	915,926
Pharmaron Beijing Co. Ltd.*		63,200	405,099
Times Neighborhood Hldgs. Ltd.*		869,000	685,937
Weimob, Inc.*		1,280,000	797,177
			3,169,817

Denmark	0.7%
ALK-Abello AS*		1,100	245,383

Germany	1.0%
Carl Zeiss Meditec AG*		3,600	342,794

Israel	1.0%
CyberArk Software Ltd.*		3,800	325,128

Japan	10.8%
Disco Corp.		4,600	894,943
IR Japan Hldgs. Ltd.		12,100	647,253
Kobe Bussan Co. Ltd.		33,200	1,304,780
Nihon Unisys Ltd.		31,200	832,206
			3,679,182

Norway	1.1%
Nordic Semiconductor ASA*		82,100	362,312

Sweden	11.0%
Evolution Gaming Group AB*		36,300	1,230,740
I-Tech AB*		108,700	737,241
MIPS AB*		51,465	1,152,512
Sinch AB*		16,300	630,275
			3,750,768

Switzerland	1.3%
VAT Group AG*		3,300	449,929

Taiwan	3.8%
M31 Technology Corp.*		132,000	936,965
Wiwynn Corp.*		15,000	344,900
			1,281,865

United Kingdom	6.2%
Blue Prism Group PLC*		24,400	338,721
GB Group PLC*		45,800	326,897
Intermediate Capital Group PLC.*		30,100	332,214
Oxford Instruments PLC		21,600	333,865
Redrow PLC*		55,200	244,694
Spirent Communications PLC		212,700	539,478
			2,115,869

United States Of America	45.1%
Addus HomeCare Corp.*		12,000	811,200
Air Transport Services Group, Inc.*		19,400	354,632
Amedisys, Inc.*		2,400	440,496
Axcelis Technologies, Inc.*		16,400	300,284
Bandwidth, Inc.*		11,200	753,648
Bottomline Technologies (DE), Inc.*		12,500	458,125
Cabot Microelectronics Corp.		4,000	456,560
CACI International, Inc.*		6,500	1,372,475
Castle Biosciences, Inc.*		19,100	569,371
Chart Industries, Inc.*		18,200	527,436
Deckers Outdoor Corp.*		4,500	603,000
eHealth, Inc.*		8,400	1,182,888
Inphi Corp.*		24,200	1,915,914
Malibu Boats, Inc.*		15,200	437,608
Mas Tec, Inc.*		10,300	337,119
Model N, Inc.*		16,700	370,907
Perdoceo Education Corp.*		92,800	1,001,312
Rapid7, Inc.*		11,800	511,294
Skyline Champion Corp.*		23,200	363,776
Tactile Systems Technology, Inc.*		9,300	373,488
Tandem Diabetes Care, Inc.*		19,500	1,254,825
The Rubicon Project, Inc.*		57,300	318,015
Trex Co., Inc.*		8,200	657,148
			15,371,521

Total Equities
(Cost: $33,012,043)			$32,207,692

Total Investments	94.6%
(Cost: $33,012,043)			$32,207,692

Other Assets Less Liabilities	5.4%		1,850,090

Net Assets - 100%			$34,057,782

(a) Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees.

* Non-income producing security during the period ended March 31, 2020

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	2.2%
Consumer Discretionary	16.7%
Consumer Staples	3.8%
Financials	5.4%
Health Care	13.0%
Industrials	11.8%
Information Technology	39.4%
Materials	2.3%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) (a)

March 31, 2020

		Shares	Value
Equities	92.7%

Banks	0.6%
China Merchants Bank Co. Ltd.*		100,000	$447,374

Beverages	1.4%
Kweichow Moutai Co. Ltd.*		6,975	1,083,967

Biotechnology	0.7%
Hualan Biological Engineering, Inc.*		79,980	535,848

Capital Markets	2.5%
CITIC Securities Co. Ltd.*		300,020	930,375
Huatai Securities Co. Ltd.*		400,000	964,819
			1,895,194

Commercial Service & Supply	6.2%
A-Living Services Co. Ltd.*		400,000	1,918,311
Ever Sunshine Lifestyle Services Group Ltd.*		1,350,000	1,684,209
Times Neighborhood Hldgs. Ltd.*		1,550,000	1,223,478
			4,825,998

Communications Equipment	2.6%
Comba Telecom Systems Hldgs. Ltd.*		2,000,000	791,353
Yangtze Optical Fiber & Cable Joint Stock Ltd. Co.*		400,000	714,539
Zhongji Innolight Co. Ltd.*		64,972	482,947
			1,988,839

Construction Materials	3.0%
Anhui Conch Cement Co. Ltd.*		160,000	1,099,133
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.*		249,999	1,182,969
			2,282,102

Diversified Consumer Services	4.5%
New Oriental Education & Technology Group, Inc. ADS*		14,500	1,569,480
TAL Education Group ADS*		36,000	1,917,360
			3,486,840

Diversified Telecommunication Services	0.9%
China Tower Corp. Ltd.*		3,000,000	666,611

Electrical Equipment	1.1%
Contemporary Amperex Technology Co. Ltd.*		30,002	505,933
Nanyang Topsec Technologies Group, Inc.*		100,000	322,640
			828,573

Electronic Equipment, Instruments & Components	3.7%
Luxshare Precision Industry Co. Ltd.*		179,814	953,493
Shengyi Technology Co. Ltd.*		150,000	550,871
Sunny Optical Technology Group Co. Ltd.*		60,000	793,667
Wus Printed Circuit Co. Ltd.*		160,000	529,260
			2,827,291

Entertainment	1.0%
NetEase, Inc.		2,500	802,400

Food & Staples Retailing	1.6%
Yixintang Pharmaceutical Group Co. Ltd.*		100,013	362,134
Yonghui Superstores Co. Ltd.*		600,000	860,560
			1,222,694

Food Products	0.9%
Tingyi Hldg. Corp.*		450,000	731,621

Health Care Equipment & Supplies	3.7%
Guangzhou Wondfo Biotech Co. Ltd.*		80,000	870,002
Jafron Biomedical Co. Ltd.*		60,000	794,502
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.*		100,050	511,739
Shanghai Kinetic Medical Co. Ltd.*		249,991	714,965
			2,891,208

Healthcare Providers & Services	0.9%
Aier Eye Hospital Group Co. Ltd.*		120,000	658,488

Hotels, Restaurants & Leisure	1.0%
Jiumaojiu International Hldgs. Ltd.*		650,000	738,636

Household Durables	2.1%
Gree Electric Appliances, Inc. of Zhuhai*		100,000	728,299
Midea Group Co. Ltd.*		129,942	879,325
			1,607,624

Insurance	1.2%
China Life Insurance Co. Ltd.*		100,000	193,103
Ping An Insurance Group Co. of China Ltd.*		72,000	703,166
			896,269
Interactive Media & Services	6.5%
Tencent Hldgs. Ltd.*		101,000	4,992,156

Internet & Direct Marketing Retail	12.1%
Alibaba Group Hldg. Ltd. ADS*		34,000	6,612,320
JD.com, Inc.*		45,000	1,822,500
Meituan Dianping*		80,000	953,693
			9,388,513
Internet Software & Services	1.1%
21Vianet Group, Inc.*		60,000	831,600

Information Technology Services	1.9%
GDS Hldgs. Ltd.*		25,621	1,485,249

Life Sciences Tools & Services	3.4%
Pharmaron Beijing Co. Ltd.*		160,000	1,025,566
WuXi AppTec Co. Ltd.*		80,000	972,464
WuXi Biologis, Inc.*		50,000	638,337
			2,636,367

Machinery	1.2%
Zoomlion Heavy Industry Science & Technology Co. Ltd.*		1,300,000	935,142

Metals & Mining	1.0%
Ganfeng Lithium Co. Ltd.*		250,000	793,065

Pharmaceuticals	7.8%
Apeloa Pharmaceutical Co. Ltd.*		350,024	967,263
Asymchem Laboratories Co. Ltd.*		39,946	957,265
Changchun High & New Technology Industries Group, Inc.*		13,000	994,463
Jiangsu Hengrui Medicine Co. Ltd.*		69,947	897,864
Sino Biopharmaceutical Ltd.*		1,050,000	1,370,317
Zhejiang Tianyu Pharmaceutical Co. Ltd.*		70,026	839,430
			6,026,602

Real Estate Management & Development	4.7%
China Resources Land Ltd.*		100,000	408,147
CIFI Hldgs. Group Co. Ltd.*		1,900,000	1,346,969
Longfor Group Hldgs. Ltd.		300,000	1,443,860
Sunac China Hldgs. Ltd.*		100,000	456,074
			3,655,050

Semiconductors & Semiconductor Equipment	4.9%
ACM Research, Inc.*		25,000	740,250
Alchip Technologies Ltd.*		120,000	774,820
ASPEED Technology, Inc.*		23,000	783,488
Daqo New Energy Corp.*		8,000	463,360
Gigadevice Semiconductor, Inc.*		5,000	168,819
Semiconductor Manufacturing International Corp.*		100,000	157,063
Will Semiconductor Ltd.*		15,000	324,509
XINYI Solar Hldgs. Ltd.*		700,000	388,355
			3,800,664
Software	3.7%
Beijing Thunisoft Corp. Ltd.*		150,000	539,430
Glodon Co. Ltd.*		140,000	832,466
Weimob, Inc.*		1,400,000	871,912
YGSOFT, Inc.*		349,950	630,464
			2,874,272

Specialty Retail	0.6%
China International Travel Servie Corp. Ltd.*		50,000	468,302

Technology Hardware, Storage & Peripherals	2.4%
Shenzen Sinovatio Technology Co. Ltd.*		40,000	837,482
Wiwynn Corp.*		45,000	1,034,700
			1,872,182

Textiles, Apparel & Luxury Goods	1.5%
Li Ning Co. Ltd.*		430,000	1,237,055

Utilities - Gas	0.3%
ENN Energy Hldgs. Ltd.*		30,000	290,617

Total Equities
(Cost: $58,307,886)			$71,704,413

Total Investments	92.7%
(Cost: $58,307,886)			$71,704,413

Other Assets Less Liabilities	7.3%		5,637,177

Net Assets - 100%			$77,341,590

(a) Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees.

* Non-income producing security during the period ended March 31, 2020

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	92.7%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) (a)

March 31, 2020

		Shares	Value
Equities	99.6%
Australia	6.5%
Afterpay Touch Group Ltd.*		228,100	$2,652,360
Altium Ltd.		24,300	426,405
Avita Medical Ltd.*		7,295,800	2,207,857
Evolution Mining Ltd.		2,570,000	6,006,257
IDP Education Ltd.		328,500	2,335,749
			13,628,628

Belgium	1.4%
Barco NV		18,665	2,851,867

Canada	8.6%
Air Canada*		74,300	831,539
Altus Group Ltd.		92,600	2,401,691
ATS Automation Tooling Systems, Inc.*		188,700	2,207,065
Element Fleet Management Corp.		593,100	3,776,150
Genworth MI Canada, Inc.		59,400	1,319,859
Gibson Energy, Inc.		61,200	706,672
Kinaxis, Inc.*		35,800	2,770,029
Parex Resources, Inc.*		102,247	864,591
Real Matters, Inc.*		311,800	3,101,826
			17,979,422

China	8.1%
AK Medical Hldgs. Ltd.*		1,650,000	3,569,417
Li Ning Co. Ltd.*		592,000	1,703,107
Pharmaron Beijing Co. Ltd.*		732,600	4,695,810
Venus MedTech Hangzhou, Inc.*		405,500	2,362,589
Yihai International Hldg. Ltd.*		604,000	4,549,601
			16,880,524

Denmark	2.2%
GN Store Nord A/S		31,400	1,392,218
Netcompany A/S*		68,400	3,141,524
			4,533,742

Finland	1.4%
Valmet Oyj*		151,300	2,937,209

France	0.6%
Euronext NV*		10,400	765,786
Rexel SA*		4,700	34,608
Sopra Steria Group SA*		3,300	360,967
			1,161,361

Germany	9.0%
Aurelius Equity Opportunities SE*		96,923	1,764,144
Carl Zeiss Meditec AG*		27,400	2,609,044
CTS Eventim AG*		46,700	2,136,900
Delivery Hero SE*		23,000	1,691,057
HelloFresh SE*		161,000	5,257,510
TeamViewer AG*		132,300	5,379,446
			18,838,101

Hong Kong	1.0%
Nissin Foods Co. Ltd.*		2,469,000	2,020,823

Ireland	0.4%
Smurfit Kappa Group PLC.*		30,000	849,847

Israel	1.5%
AudioCodes Ltd.		126,600	3,024,474

Italy	0.8%
DiaSorin SpA*		12,300	1,621,316

Japan	27.8%
BayCurrent Consulting, Inc.		114,700	5,375,183
Disco Corp.		11,300	2,198,447
Fancl Corp.		73,900	1,650,167
IR Japan Hldgs. Ltd.		72,200	3,862,122
Kobe Bussan Co. Ltd.		186,100	7,313,843
Kusuri no Aoki Hldgs. Co. Ltd.		64,000	5,330,079
Lasertec Corp.		16,500	765,099
M&A Capital Partners Co. Ltd.*		229,800	5,472,474
Medley, Inc.*		277,500	5,095,048
Nihon Unisys Ltd.		151,500	4,040,999
Open House Co. Ltd.		150,300	3,092,761
SCSK Corp.		66,300	2,933,241
Sushiro Global Hldgs. Ltd.*		623,700	9,143,370
Tsuruha Hldgs., Inc.*		13,300	1,753,573
			58,026,406

Netherlands	1.8%
Arcadis NV*		142,600	2,294,559
ASM International NV*		14,400	1,465,084
			3,759,643

Sweden	10.3%
Evolution Gaming Group AB*		238,318	8,080,097
JM AB		98,200	1,692,324
Samhallsbyggnadsbolaget i Norden AB*		505,900	969,840
Sinch AB*		194,600	7,524,632
Tele2 AB*		248,040	3,304,629
			21,571,522

Switzerland	0.9%
VAT Group AG*		13,919	1,897,746

United Kingdom	17.3%
Blue Prism Group PLC*		197,700	2,744,472
boohoo Group PLC*		401,600	944,665
ConvaTec Group PLC*		1,119,000	2,572,824
Dunelm Group PLC		213,500	1,849,158
Endava PLC*		58,300	2,049,828
Future PLC*		227,600	2,826,441
Games Workshop Group PLC		39,200	2,082,338
HomeServe PLC		74,900	975,598
Howden Joinery Group PLC*		242,500	1,525,482
Intermediate Capital Group PLC		436,600	4,818,760
JD Sports Fashion PLC		410,700	2,300,195
Ocado Group PLC*		113,800	1,707,000
Serco Group PLC*		1,708,551	2,580,334
Persimmon PLC*		94,900	2,243,275
Redrow PLC		538,379	2,386,563
Spirent Communications PLC		962,700	2,441,727
			36,048,660

Total Equities
(Cost: $220,127,928)			$207,631,291

Total Investments	99.6%
(Cost: $220,127,928)			$207,631,291

Other Assets Less Liabilities	0.4%		858,097

Net Assets - 100%			$208,489,388

(a) Certain securities were fair valued under the discretion of the Board of Trustees.

* Non-income producing security during the period ended March 31, 2020

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	4.8%
Consumer Discretionary	21.5%
Consumer Staples	10.8%
Energy	0.8%
Financials	8.6%
Healthcare	11.5%
Industrials	11.8%
Information Technology	22.3%
Materials	3.3%
Real Estate	3.1%
Utilities	1.1%

Oberweis International Opportunities Institutional Fund

Schedule of Investments (unaudited) (a)

March 31, 2020

		Shares	Value
Equities	98.6%
Australia	6.5%
Afterpay Touch Group Ltd.*		740,215	$8,607,264
Altium Ltd.		78,818	1,383,062
Avita Medical Ltd.*		23,673,038	7,163,941
Evolution Mining Ltd.		8,334,786	19,478,935
IDP Education Ltd.		1,044,300	7,425,334
			44,058,536

Belgium	1.4%
Barco NV		60,691	9,273,112

Canada	8.5%
Air Canada*		240,900	2,696,067
Altus Group Ltd.		300,500	7,793,825
ATS Automation Tooling Systems, Inc.*		612,300	7,161,556
Element Fleet Management Corp.		1,924,600	12,253,547
Genworth MI Canada, Inc.		192,900	4,286,210
Gibson Energy, Inc.		198,600	2,293,221
Kinaxis, Inc.*		116,200	8,990,988
Parex Resources, Inc.*		331,800	2,805,670
Real Matters, Inc.*		1,009,700	10,044,624
			58,325,708

China	8.0%
AK Medical Hldgs. Ltd.*		5,352,000	11,577,890
Li Ning Co. Ltd.*		1,918,500	5,519,276
Pharmaron Beijing Co. Ltd.*		2,372,800	15,209,144
Venus MedTech Hangzhou, Inc.*		1,297,500	7,559,701
Yihai International Hldg. Ltd.*		1,960,000	14,763,607
			54,629,618

Denmark	2.2%
GN Store Nord A/S		101,900	4,518,056
Netcompany A/S*		221,947	10,193,742
			14,711,798

Finland	1.4%
Valmet Oyj*		491,060	9,533,020

France	0.6%
Euronext NV*		33,857	2,493,002
Rexel SA*		15,246	112,262
Sopra Steria Group SA*		10,805	1,181,892
			3,787,156

Germany	8.9%
Aurelius Equity Opportunities SE*		314,573	5,725,700
Carl Zeiss Meditec AG*		88,900	8,465,110
CTS Eventim AG*		151,500	6,932,341
Delivery Hero SE*		73,077	5,372,929
HelloFresh SE*		522,500	17,062,417
TeamViewer AG*		429,300	17,455,754
			61,014,251

Hong Kong	1.0%
Nissin Foods Co. Ltd.*		8,010,000	6,556,013

Ireland	0.4%
Smurfit Kappa Group PLC.*		97,400	2,759,169

Israel	1.4%
AudioCodes Ltd.*		410,887	9,816,090

Italy	0.8%
DiaSorin SpA*		39,629	5,223,668

Japan	27.6%
BayCurrent Consulting, Inc.		371,900	17,428,340
Disco Corp.		36,600	7,120,635
Fancl Corp.		239,900	5,356,902
IR Japan Hldgs. Ltd.		234,100	12,522,474
Kobe Bussan Co. Ltd.		603,800	23,729,706
Kusuri no Aoki Hldgs. Co. Ltd.		207,700	17,297,773
Lasertec Corp.		53,400	2,476,140
M&A Capital Partners Co. Ltd.*		745,400	17,751,011
Medley, Inc.*		900,300	16,529,989
Nihon Unisys Ltd.		491,700	13,115,244
Open House Co. Ltd.		487,900	10,039,641
SCSK Corp.		215,100	9,516,441
Sushiro Global Hldgs. Ltd.*		2,022,700	29,652,549
Tsuruha Hldgs., Inc.*		43,000	5,669,448
			188,206,293

Netherlands	1.8%
Arcadis NV*		462,729	7,445,716
ASM International NV*		45,673	4,646,859
			12,092,575

Sweden	10.3%
Evolution Gaming Group AB*		773,439	26,223,207
JM AB		318,800	5,494,020
Samhallsbyggnadsbolaget i Norden AB*		1,641,400	3,146,661
Sinch AB*		631,352	24,412,599
Tele2 AB*		802,735	10,694,813
			69,971,300

Switzerland	0.8%
VAT Group AG*		45,315	6,178,344

United Kingdom	17.0%
Blue Prism Group PLC*		641,389	8,903,764
boohoo Group PLC*		1,303,200	3,065,458
ConvaTec Group PLC*		3,630,926	8,348,289
Dunelm Group PLC		692,696	5,999,551
Endava PLC*		189,100	6,648,756
Future PLC*		738,272	9,168,199
Games Workshop Group PLC		127,212	6,757,610
HomeServe PLC		243,100	3,166,460
Howden Joinery Group PLC*		787,014	4,950,827
Intermediate Capital Group PLC		1,416,757	15,636,767
JD Sports Fashion PLC		1,332,703	7,464,031
Ocado Group PLC*		366,135	5,492,025
Persimmon PLC*		307,969	7,279,865
Redrow PLC		1,746,998	7,744,207
Serco Group PLC*		5,543,800	8,372,508
Spirent Communications PLC		3,123,600	7,922,484
			116,920,801

Total Equities
(Cost: $726,460,083)			$673,057,452

Total Investments	98.6%
(Cost: $726,460,083)			$673,057,452

Other Assets Less Liabilities	1.4%		9,392,592

Net Assets - 100%			$682,450,044

(a) Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees.

* Non-income producing security during the period ended March 31, 2020

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	4.7%
Consumer Discretionary	21.3%
Consumer Staples	10.8%
Energy	0.7%
Financials	8.5%
Health Care	11.3%
Industrials	11.7%
Information Technology	22.2%
Materials	3.3%
Real Estate	3.1%
Utilities	1.0%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) (a)

March 31, 2020

		Shares	Value
Equities	96.5%
Australia	2.1%
IDP Education Ltd.		19,200	$136,519

Brazil	11.3%
Afya Ltd.*		8,100	154,386
Arco Platform Ltd.*		3,800	160,588
B2W - Companhia Digital*		14,356	132,616
Linx SA*		28,900	92,605
Lojas Renner SA		11,000	71,046
TOTVS SA*		12,100	108,702
			719,943

Chile	1.2%
Falabella SA*		33,600	74,039

China	26.8%
Asia Cement China Hldgs. Corp.*		84,000	84,172
China Isotope & Radiation Corp.*		54,600	136,629
China Oriental Group Co. Ltd.*		240,000	61,015
China Traditional Chinese Medicine Hldgs. Co. Ltd.*		210,000	94,734
Chongqing Brewery Co. Ltd.*		16,700	106,571
Hangzhou Robam Appliances Co. Ltd.*		38,000	150,949
Hangzhou Tigermed Consulting Co. Ltd.*		3,150	28,206
Jiangsu Hengli Hydraulic Co. Ltd.*		18,500	158,140
Li Ning Co. Ltd.*		22,000	63,291
Shanghai Weaver Network Co. Ltd.*		8,140	85,398
Sichuan Swellfun Co. Ltd.*		14,000	84,368
Thunder Software Technology Co. Ltd.*		13,500	98,635
Toly Bread Co. Ltd.*		11,100	77,068
Venus MedTech Hangzhou, Inc.*		26,500	154,399
Weimob, Inc.*		186,000	115,840
Wolong Electric Group Co. Ltd.*		52,800	75,874
Yijiahe Technology Co. Ltd.*		10,900	134,949
			1,710,238

France	1.5%
Gaztransport Et Technigaz SA.*		1,350	97,198

Hong Kong	3.6%
Microport Scientifc Corp.*		63,000	140,924
Nissin Foods Co. Ltd.*		111,000	90,851
			231,775
India	2.2%
Affle India Ltd.*		3,900	52,039
ESAB India Ltd.*		2,025	28,872
Navin Fluorine International Ltd.*		3,900	62,599
			143,510
Indonesia	4.4%
PT Bank Tabungan Pensiunan Nasional Syariah Tbk*		701,000	91,261
PT Industri Jamu Dan Farmasi Sido Muncul Tbk*		1,580,600	112,918
PT Sarana Menara Nusantara Tbk*		1,900,000	78,401
			282,580
Malaysia	1.8%
Carlsberg Brewery Malaysia Bhd		20,200	116,063

Mexico	3.1%
Gruma SAB de CV		12,000	91,898
Prologis Property Mexico SA De CV		69,344	104,502
			196,400

Philippines	1.0%
Wilcon Depot, Inc.		256,000	65,145

Poland	1.4%
Dino Polska SA.*		2,300	89,467

Russia	1.8%
HeadHunter Group PLC ADS		7,300	116,581

South Africa	2.2%
Clicks Group Ltd.		5,980	86,193
Harmony Gold Mining Co. Ltd.*		23,700	51,079
			137,272

South Korea	13.2%
Douzone Bizon Co. Ltd.		2,402	158,512
Koh Young Technology, Inc.		1,013	64,173
Macquarie Korea Infrastructure Fund		7,900	70,158
MegaStudyEdu Co. Ltd.		2,400	72,833
Nice Information Service Co. Ltd.*		8,300	89,433
POSCO Chemical Co. Ltd.*		4,075	144,508
Seegene, Inc.		1,710	156,061
Tokai Carbon Korea Co. Ltd.		1,715	86,079
			841,757

Sweden	1.3%
Medicover AB*		9,400	79,867

Taiwan	16.6%
Airtac International Group*		7,000	103,217
ASPEED Technology, Inc.*		2,000	68,129
Chailease Hldg. Co. Ltd.		25,840	77,828
Chroma Ate, Inc.*		16,000	65,222
Innodisk Corp.*		12,981	65,221
LandMark Optoelectronics Corp.*		9,000	76,537
Lien Hwa Industrial Hldgs. Corp.*		64,000	78,685
M31 Technology Corp.*		31,000	220,045
Sinbon Electronics Co. Ltd.*		18,000	74,098
Taiwan FamilyMart Co. Ltd.*		12,000	81,615
Taiwan Union Technology Corp.*		19,000	75,629
Yageo Corp.*		8,000	71,842
			1,058,068

Thailand	1.0%
Netbay PCL*		76,000	62,147

Total Equities
(Cost: $6,344,957)			$6,158,569

Total Investments	96.5%
(Cost: $6,344,957)			$6,158,569

Other Assets Less Liabilities	3.5%		222,101

Net Assets - 100%			$6,380,670

(a) Certain Securities Were Fair Valued Under The Discretion Of The Board Of Trustees

* Non-income producing security during the period ended March 31, 2020

ADS - American depositary share

Sector Allocations (As a Percentage of Net Assets)

Communication Services	2.0%
Consumer Discretionary	16.9%
Consumer Staples	15.9%
Energy	1.5%
Financials	3.7%
Health Care	12.4%
Industrials	11.1%
Information Technology	24.9%
Materials	6.4%
Real Estate	1.7%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

	Micro-Cap Fund	Small-Cap Opportunities Fund	Small-Cap Value Fund
Level 1 – Equities	$42,129,513	$7,673,258	$12,962,304
REITs	-	-	983,827
Total Level 1	42,129,513	7,673,258	13,946,131
Level 2 - Equities	-	-	-
Level 3	-	-	-
Total Investments	$42,129,513	$7,673,258	$13,946,131

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$1,241,054	$16,983,155	-
Total Africa	-	-	-
Total Australia	-	-	136,519
Total Europe	-	-	116,581
Total South America	485,618	-	793,982
Total North America	15,708,325	-	196,400
Total Level 1	17,434,997	16,983,155	1,243,482
Level 2 - Equities
Total Asia	7,214,938	54,721,258	4,511,283
Total Africa	-	-	137,272
Total Australia	290,702	-	-
Total Europe	7,267,055	-	266,532
Total South America	-	-	-
Total North America	-	-	-
Total Level 2	14,772,695	54,721,258	4,915,087
Level 3	-	-	-
Total Investments	$32,207,692	$71,704,413	$6,158,569

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$3,024,474	$9,816,090
Total Australia	2,335,749	7,425,334
Total Europe	-	-
Total North America	17,979,422	58,325,708
Total Level 1	23,339,645	75,567,132
Level 2 – Equities
Total Asia	76,927,753	249,391,924
Total Australia	11,292,879	36,633,202
Total Europe	96,071,014	311,465,194
Total Level 2	184,291,646	597,490,320
Level 3	-	-
Total Investments	$207,631,291	$673,057,452

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.